Shareholders’ Equity (Details) - Schedule of Restricted Stock Grants - Restricted Stock [Member] - USD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Schedule of Restricted Stock Grants [Line Items]
Shares, Unvested Ending	33,917	4,646	12,146
Weighted Average Grant Date Fair Value Per Share, Unvested Ending	$ 1.69	$ 7.2	$ 56
Aggregate Intrinsic Value, Unvested Ending
Shares, Forfeited		(2,396)	(3,750)
Weighted Average Grant Date Fair Value Per Share, Forfeited		$ 5.2	$ 44.8
Aggregate Intrinsic Value, Forfeited
Shares, Granted	58,000	60,500	8,000
Weighted Average Grant Date Fair Value Per Share, Granted	$ 0.36	$ 2.04	$ 10.8
Aggregate Intrinsic Value, Granted
Shares, Vested	(58,000)	(28,833)	(11,750)
Weighted Average Grant Date Fair Value Per Share, Vested	$ 1.18	$ 3	$ 48.4
Aggregate Intrinsic Value, Vested
Shares, Unvested Ending	33,917	33,917	4,646
Weighted Average Grant Date Fair Value Per Share, Unvested Ending	$ 0.29	$ 1.69	$ 7.2
Aggregate Intrinsic Value, Unvested Ending